Income taxes - Effective Consolidated Income Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Earnings before income tax	$ 770	$ 954	$ (1,310)
Income tax	$ (209)	$ (137)	$ (36)
Effective consolidated income tax expense rate	27.10%	14.40%	(2.70%)